Notes to the Balance Sheet - Summary of Accounts Receivable by Region (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Line Items]
Accounts Receivable	€ 91,231	€ 75,911
Impairment [member]
Accounts Receivable [Line Items]
Accounts Receivable	(414)	(360)
Europe and Asia [member] | Gross carrying amount [member]
Accounts Receivable [Line Items]
Accounts Receivable	1,606	6,368
USA and Canada [member] | Gross carrying amount [member]
Accounts Receivable [Line Items]
Accounts Receivable	€ 90,038	€ 69,903